Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss) (Parenthetical) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss)
Foreign currency exchange translation adjustment, tax
Cash flow hedging derivatives, tax